Rule 497(e)
                                                         File Nos. 33-53368
                                                         and 811-07290



                       SUPPLEMENT DATED MARCH 9, 1999
                     TO STATEMENT OF ADDITIONAL INFORMATION
                      FOR CLASS A, B, C AND Y SHARES OF THE
                         EMERGING MARKETS DEBT PORTFOLIO
                             DATED OCTOBER 16, 1998

                          BEAR STEARNS INVESTMENT TRUST
                         EMERGING MARKETS DEBT PORTFOLIO

The Statement of Additional Information is amended as follows:

1. On page 1, in the section entitled "Investment Objective and Policies", the following sentence will be added after the first sentence in the subsection entitled "General"

                  "Debt Obligations include securities such as preferred stock which has charateristics of both fixed income and equity investments."

2. On page 1, in the section entitled "Investment Objective and Policies," the following sentences will be added after the first sentence in the subsection entitled "Convertible Securities":

                  "Convertible securities include corporate bonds, debentures, notes and other similar corporate debt instruments, and may also include forms of preferred or preference stock. Convertible debt securities have characteristics of both fixed income and equity investments."

3. On page 18, in the section entitled "Management of the Portfolio," the following biographical subsections entitled "Name and Address," "Age," "Position(s) with Portfolio," and "Principal Occupation(s) During Past Five Years," shall be amended as follows:

                  a.       Add the following new biographical information:

                                 Position(s)       Principal Occupation(s)
Name and Address        Age      with Portfolio    During Past Five Years
----------------        ---      --------------    ----------------------
"Barry Sommers           29      Executive Vice    Managing Director and
575 Lexington Avenue             President         Head of Marketing and
New York, NY  10022                                Sales of Bear Stearns
                                                   Funds since June 1997,
                                                   Vice President in Mutual
                                                   Fund Sales of Goldman
                                                   Sachs & Co. from May 1995
                                                   to May 1997, Vice President
                                                   of Putnam Investments from
                                                   May 1992 to May 1995."





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                  b.       Amend   the    biographical    subsection    entitled
                           "Position(s) with Portfolio," for Donalda L. Fordyce, to read "President" instead of "Vice President."

                  c. Amend the biographical subsection entitled "Name and Address" for Frank J. Maresca and Vincent L. Pereira to read "575 Lexington Avenue, New York, NY 10022" instead of "245 Park Avenue, New York, NY 10167."

                  d. Delete the biographical information for Robert S. Reitzes in its entirety, under the above-referenced subsections.

                  e. Delete the biographical information for Peter Fox in its entirety, under the above-referenced subsections.

                  f. Delete the biographical information for Christina LaMastro in its entirety, under the above-referenced subsections.

4. On page A-5, the subsection entitled "Option Income and Hedging Strategies" under Appendix A entitled "Investment Practices," shall be revised as follows:

                  a. The first sentence of the second full paragraph shall be deleted in its entirety and replaced with the following:

                           "The Fund may purchase put and call options and write put and covered call options on bond indices and foreign currencies in much the same manner as the more traditional securities options discussed above."

                  b. The first sentence of the third full paragraph shall be deleted in its entirety and replaced with the following:

                           "The Fund may purchase and write covered straddles on securities, foreign currencies or bond indices."